CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (CAD per share)	$ 0.615	$ 0.59